UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-PX
________

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-23754

SEI Exchange Traded Funds
(Name of registrant)
________

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of principal executive offices)
________

Timothy D. Barto, Esquire
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and address of agent for service)

CC:

Timothy W. Levin, Esquire
Morgan, Lewis & Brockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734
Date of Fiscal Year End: March 31
Date of Reporting Period: July 1, 2021 to June 30, 2022

Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds, each of which is a series of  SEI Exchange Traded Funds:

SEI Enhanced U.S. Large Cap Quality Factor ETF
SEI Enhanced U.S. Large Cap Momentum Factor ETF
SEI Enhanced U.S. Large Cap Value Factor ETF
SEI Enhanced Low Volatility U.S. Large Cap ETF

Registrant Name : SEI Exchange Traded Funds
Fund Name : SEI Enhanced U.S. Large Cap Quality Factor ETF
Date of Fiscal Year End : March 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Exchange Traded Funds
Fund Name : SEI Enhanced U.S. Large Cap Momentum Factor ETF
Date of Fiscal Year End : March 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Exchange Traded Funds
Fund Name : SEI Enhanced U.S. Large Cap Value Factor ETF
Date of Fiscal Year End : March 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Exchange Traded Funds
Fund Name : SEI Enhanced Low Volatility U.S. Large Cap ETF
Date of Fiscal Year End : March 31
In all markets, for all statuses, for Key-
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Exchange Traded Funds

By: /s/ Robert A. Nesher
Robert A. Nesher
President
Date:  July 20, 2022